Segments (Details) - Schedule of financial performance of our operating segments - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Mar. 31, 2023		Mar. 31, 2022		Dec. 31, 2022		Dec. 31, 2021
Segment Reporting Information [Line Items]
Segment operating loss	$ (2)				$ (2)
Verticals and technology [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	20,552		$ 9,533		57,364		$ 54,932
Segment operating loss	(3,224)	[1]	(4,295)	[1]	(12,539)		(9,604)	[2]
Other income, net	448		175
Finance income (expenses), net	65		178
Comprehensive Platform Service [Member]
Segment Reporting Information [Line Items]
Revenues from external customers					88,616
Segment operating loss					36,779	[3]
Other income, net
Finance income (expenses), net
Corporate and others [Member]
Segment Reporting Information [Line Items]
Revenues from external customers		[4]		[5]			726	[6]
Segment operating loss	(9,917)	[4]	(2,131)	[5]	(26,203)		(20,788)	[6],[7]
Other income, net			(20)	[5]	2,151		(1,801)	[6]
Finance income (expenses), net	(634)	[4]	380	[5]	(750)		395	[6]
Online stock trading [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	8		30		55		18
Segment operating loss	(1,701)		(3,544)		(9,829)		(7,504)
Other income, net	(8)
Finance income (expenses), net	(47)		(480)				395
Consolidated [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	851,245		9,563		146,035		55,676
Segment operating loss	260,677		(9,970)		(11,792)		(37,896)
Other income, net	425		155		2,151		(1,801)
Finance income (expenses), net	$ 1,444		$ 78		(750)
Loss before provision for income taxes					$ (10,391)		$ (39,302)

[1]	Includes $733 of intangible assets amortization, derived from GFHI acquisition.
[2]	Includes $2,931 of intangible assets amortization, derived from GFHI acquisition.
[3]	Includes $2,416 of intangible assets amortization, derived from Tingo Mobile acquisition.
[4]	Corporate and Other represents those results that: (i) are not specifically attributable to a reportable segment; (ii) are not individually reportable or (iii) have not been allocated to a reportable segment for the purpose of evaluating their performance, including certain general and administrative expense items.
[5]	Corporate and Other represents those results that: (i) are not specifically attributable to a reportable segment; (ii) are not individually reportable or (iii) have not been allocated to a reportable segment for the purpose of evaluating their performance, including certain general and administrative expense items.
[6]	Corporate and Other represents those results that: (i) are not specifically attributable to a reportable segment; (ii) are not individually reportable or (iii) have not been allocated to a reportable segment for the purpose of evaluating their performance, including certain general and administrative expense items.
[7]	Includes $103 of intangible assets amortization, derived from Micronet consolidation.